Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) (10K) - USD ($)	Aug. 31, 2016	Aug. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 1,021,745	$ 1,008,666
Total deferred taxes	357,611	353,033
Less valuation allowance	(357,611)	(353,033)
Net deferred tax assets